Note Non-consolidated VIEs (Carrying amount and classification of assets related to the Corporation's VI in non-consolidated VIEs, PR Asset Portfolio 2013-1 International, LLC and PRLP 2011 Holdings, LLC and max exposure to loss) (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2016	Dec. 31, 2015
PR Asset Portfolio 2013-1 International, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	$ 26,263	$ 83,565
Liabilities	(9,692)	(11,772)
Net assets	16,571	71,793
Maximum exposure to loss	16,571	71,793
PRLP 2011 Holding, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	9,167	14,059
Liabilities	(1,127)	(18,808)
Net assets	8,040	(4,749)
Maximum exposure to loss	8,040	0
Loan | PR Asset Portfolio 2013-1 International, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	3,866	58,302
Loan | PRLP 2011 Holding, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	0	980
Acquisition Loan | PR Asset Portfolio 2013-1 International, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	0	35,121
Acquisition Loan | PRLP 2011 Holding, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	0	0
Advances Working Capital Line | PR Asset Portfolio 2013-1 International, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	1,391	885
Advances Working Capital Line | PRLP 2011 Holding, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	0	579
Advances Advance Facility | PR Asset Portfolio 2013-1 International, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	2,475	22,296
Advances Advance Facility | PRLP 2011 Holding, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	0	401
Accrued Income Receivable | PR Asset Portfolio 2013-1 International, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	19	169
Accrued Income Receivable | PRLP 2011 Holding, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	0	10
Equity Method Investments | PR Asset Portfolio 2013-1 International, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	22,378	25,094
Equity Method Investments | PRLP 2011 Holding, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	9,167	13,069
Deposits | PR Asset Portfolio 2013-1 International, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Liabilities	(9,692)	(11,772)
Deposits | PRLP 2011 Holding, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Liabilities	$ (1,127)	$ (18,808)